Investment in Associates and Joint Operations (Tables)	12 Months Ended
Dec. 31, 2023
Investment in Associates and Joint Operations
Schedule of investment in associates

		% of
		ownership
	Country of	interest		Nature of	Measurement
Name	incorporation	2022	2023	relationship	method	Principal activity
Egypt LNG Shipping Ltd.(1)	Bermuda	25%	25%	Associate	Equity method	Vessel-owning company
Gastrade(2)	Greece	20%	20%	Associate	Equity method	Service company
(1)	Egypt LNG Shipping Ltd. owns and operates a 145,000 cbm LNG vessel built in 2007.
(2)	Gastrade is a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing an FSRU along with other fixed infrastructure.

Schedule of changes in investment in associates

	Associates
	2022	2023
As of January 1,	23,508	28,823
Additions	753	13,493
Share of profit of associates	4,562	2,190
Dividend declared	—	(1,425)
As of December 31,	28,823	43,081